Investment Securities (Tables)	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities
Information pertaining to securities with gross unrealized losses, aggregated by investment category and length of time that individual securities have been in a continuous loss position, is as follows:

	December 31, 2017
	Less Than Twelve Months		Twelve Months or More		Total
(Dollars in thousands)	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$(254)	$29,744	$(152)	$9,848	$(406)	$39,592
Obligations of state and political subdivisions	(326)	31,601	(1,167)	68,609	(1,493)	100,210
Mortgage-backed securities	(26,263)	2,677,338	(34,765)	1,226,058	(61,028)	3,903,396
Other securities	(914)	75,302	—	—	(914)	75,302
Total securities available for sale	$(27,757)	$2,813,985	$(36,084)	$1,304,515	$(63,841)	$4,118,500

Securities held to maturity:
Obligations of state and political subdivisions	$(263)	$65,817	$(12)	$3,031	$(275)	$68,848
Mortgage-backed securities	(2)	333	(648)	19,269	(650)	19,602
Total securities held to maturity	$(265)	$66,150	$(660)	$22,300	$(925)	$88,450

	December 31, 2016
	Less Than Twelve Months		Twelve Months or More		Total
(Dollars in thousands)	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$(549)	$150,554	$—	$—	$(549)	$150,554
Obligations of state and political subdivisions	(5,207)	148,059	—	—	(5,207)	148,059
Mortgage-backed securities	(38,667)	2,191,563	(2,624)	98,912	(41,291)	2,290,475
Other securities	(451)	36,484	(53)	3,850	(504)	40,334
Total securities available for sale	$(44,874)	$2,526,660	$(2,677)	$102,762	$(47,551)	$2,629,422

Securities held to maturity:
Obligations of state and political subdivisions	$(133)	$10,602	$—	$—	$(133)	$10,602
Mortgage-backed securities	(330)	12,288	(487)	10,960	(817)	23,248
Total securities held to maturity	$(463)	$22,890	$(487)	$10,960	$(950)	$33,850
The amortized cost and fair values of investment securities, with gross unrealized gains and losses, consist of the following:

	December 31, 2017
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$41,003	$18	$(406)	$40,615
Obligations of state and political subdivisions	271,451	4,246	(1,493)	274,204
Mortgage-backed securities	4,221,472	1,461	(61,028)	4,161,905
Other securities	114,005	247	(914)	113,338
Total securities available for sale	$4,647,931	$5,972	$(63,841)	$4,590,062
Securities held to maturity:
Obligations of state and political subdivisions	$206,736	$1,530	$(275)	$207,991
Mortgage-backed securities	20,582	41	(650)	19,973
Total securities held to maturity	$227,318	$1,571	$(925)	$227,964

	December 31, 2016
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$212,662	$245	$(549)	$212,358
Obligations of state and political subdivisions	286,458	1,948	(5,207)	283,199
Mortgage-backed securities	2,888,180	4,820	(41,291)	2,851,709
Other securities	98,974	361	(504)	98,831
Total securities available for sale	$3,486,274	$7,374	$(47,551)	$3,446,097
Securities held to maturity:
Obligations of state and political subdivisions	$64,726	$1,609	$(133)	$66,202
Mortgage-backed securities	24,490	57	(817)	23,730
Total securities held to maturity	$89,216	$1,666	$(950)	$89,932

Held-to-maturity Securities
The amortized cost and fair values of investment securities, with gross unrealized gains and losses, consist of the following:

	December 31, 2017
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$41,003	$18	$(406)	$40,615
Obligations of state and political subdivisions	271,451	4,246	(1,493)	274,204
Mortgage-backed securities	4,221,472	1,461	(61,028)	4,161,905
Other securities	114,005	247	(914)	113,338
Total securities available for sale	$4,647,931	$5,972	$(63,841)	$4,590,062
Securities held to maturity:
Obligations of state and political subdivisions	$206,736	$1,530	$(275)	$207,991
Mortgage-backed securities	20,582	41	(650)	19,973
Total securities held to maturity	$227,318	$1,571	$(925)	$227,964

	December 31, 2016
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$212,662	$245	$(549)	$212,358
Obligations of state and political subdivisions	286,458	1,948	(5,207)	283,199
Mortgage-backed securities	2,888,180	4,820	(41,291)	2,851,709
Other securities	98,974	361	(504)	98,831
Total securities available for sale	$3,486,274	$7,374	$(47,551)	$3,446,097
Securities held to maturity:
Obligations of state and political subdivisions	$64,726	$1,609	$(133)	$66,202
Mortgage-backed securities	24,490	57	(817)	23,730
Total securities held to maturity	$89,216	$1,666	$(950)	$89,932
Information pertaining to securities with gross unrealized losses, aggregated by investment category and length of time that individual securities have been in a continuous loss position, is as follows:

	December 31, 2017
	Less Than Twelve Months		Twelve Months or More		Total
(Dollars in thousands)	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$(254)	$29,744	$(152)	$9,848	$(406)	$39,592
Obligations of state and political subdivisions	(326)	31,601	(1,167)	68,609	(1,493)	100,210
Mortgage-backed securities	(26,263)	2,677,338	(34,765)	1,226,058	(61,028)	3,903,396
Other securities	(914)	75,302	—	—	(914)	75,302
Total securities available for sale	$(27,757)	$2,813,985	$(36,084)	$1,304,515	$(63,841)	$4,118,500

Securities held to maturity:
Obligations of state and political subdivisions	$(263)	$65,817	$(12)	$3,031	$(275)	$68,848
Mortgage-backed securities	(2)	333	(648)	19,269	(650)	19,602
Total securities held to maturity	$(265)	$66,150	$(660)	$22,300	$(925)	$88,450

	December 31, 2016
	Less Than Twelve Months		Twelve Months or More		Total
(Dollars in thousands)	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$(549)	$150,554	$—	$—	$(549)	$150,554
Obligations of state and political subdivisions	(5,207)	148,059	—	—	(5,207)	148,059
Mortgage-backed securities	(38,667)	2,191,563	(2,624)	98,912	(41,291)	2,290,475
Other securities	(451)	36,484	(53)	3,850	(504)	40,334
Total securities available for sale	$(44,874)	$2,526,660	$(2,677)	$102,762	$(47,551)	$2,629,422

Securities held to maturity:
Obligations of state and political subdivisions	$(133)	$10,602	$—	$—	$(133)	$10,602
Mortgage-backed securities	(330)	12,288	(487)	10,960	(817)	23,248
Total securities held to maturity	$(463)	$22,890	$(487)	$10,960	$(950)	$33,850

Additional Information on Securities in a Continuous Loss Position
Additional information on securities that have been in a continuous loss position for over twelve months at December 31 is presented in the following table.

(Dollars in thousands)	2017	2016
Number of securities
Mortgage-backed securities	181	28
Obligations of state and political subdivisions	28	—
Other	1	3
	210	31
Amortized Cost Basis
Mortgage-backed securities	$1,280,739	$112,983
Obligations of state and political subdivisions	72,820	—
Other	10,000	3,903
	$1,363,559	$116,886
Unrealized Loss
Mortgage-backed securities	$35,412	$3,111
Obligations of state and political subdivisions	1,180	—
Other	152	53
	$36,744	$3,164

Schedule of Amortized Cost and Estimated Fair Value of Investment Securities by Maturity
The amortized cost and estimated fair value of investment securities by maturity at December 31, 2017 are presented in the following table. Securities are classified according to their contractual maturities without consideration of principal amortization, potential prepayments or call options. Accordingly, actual maturities may differ from contractual maturities. Weighted average yields are calculated on the basis of the yield to maturity based on the amortized cost of each security.

	Securities Available for Sale			Securities Held to Maturity
(Dollars in thousands)	Weighted Average Yield	Amortized Cost	Estimated Fair Value	Weighted Average Yield	Amortized Cost	Estimated Fair Value
Within one year or less	0.60%	$37,907	$37,563	2.79%	$1,119	$1,125
One through five years	2.04	124,350	123,589	3.01	8,718	8,756
After five through ten years	2.35	867,799	863,931	2.81	34,970	35,418
Over ten years	2.32	3,617,875	3,564,979	2.55	182,511	182,665
	2.30%	$4,647,931	$4,590,062	2.61%	$227,318	$227,964

Schedule of Realized Gains and Losses from Sale of Securities Classified as Available for Sale
The following is a summary of realized gains and losses from the sale of securities classified as available for sale. Gains or losses on securities sold are recorded on the trade date, using the specific identification method.

	Years Ended December 31
(Dollars in thousands)	2017	2016	2015
Realized gains	$1,651	$2,949	$1,834
Realized losses	(1,799)	(948)	(259)
	$(148)	$2,001	$1,575

Schedule of Securities in Other Assets on Company's Consolidated Balance Sheets
The Company accounts for the following securities at amortized cost, which approximates fair value, in “other assets” on the consolidated balance sheets at December 31:

(Dollars in thousands)	2017	2016
Federal Home Loan Bank (FHLB) stock	$95,171	$42,326
Federal Reserve Bank (FRB) stock	79,191	48,584
Other investments	3,008	2,808
	$177,370	$93,718